Pension Plan (Tables)	12 Months Ended
Dec. 31, 2014
Pension Plan [Abstract]
Summary Of Net Periodic Pension Cost

Net Periodic Pension Cost	2014	2013	2012
Service cost	$310,335	$325,693	$306,799
Interest cost	362,561	307,871	322,198
Expected return on assets	(225,814)	(537,923)	(448,470)
Amortization of net loss	-	663,536	492,391
Amortization of prior service cost	17,467	17,469	17,469
Net periodic pension cost	464,549	776,646	690,387

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss (gain) arising during the period	2,797,734	(879,193)	488,972
Amortization of net loss included in net periodic pension cost	-	(663,536)	(492,391)
Amortization of prior service cost included in net periodic pension cost	(17,467)	(17,469)	(17,469)
Total loss (gain) recognized in other comprehensive income	2,780,267	(1,560,198)	(20,888)
Total recognized in net periodic pension cost and other comprehensive income	$3,244,816	$(783,552)	$669,499

Weighted-Average Assumptions Used In The Measurement Of The Benefit Obligation And Net Periodic Pension Cost

	2014	2013
Discount rate for benefit obligation	3.50%	4.25%
Discount rate for net periodic pension cost	4.25%	3.50%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	2.80%	2.30%

Change In Projected Benefit Obligation

	2014	2013
Projected benefit obligation at beginning of year	$8,678,194	$8,942,161
Service cost	310,335	325,693
Interest cost	362,561	307,871
Actuarial loss (gain)	2,910,925	(624,138)
Benefit payments	(274,527)	(273,393)
Projected benefit obligation at end of year	$11,987,488	$8,678,194

Change In Fair Value Of Plan Assets

	2014	2013
Fair value of plan assets at beginning of year	$9,265,353	$7,430,467
Contributions by the Trust	1,679,091	1,315,301
Actual return on plan assets	339,005	792,978
Benefit payments	(274,527)	(273,393)
Fair value of plan assets at end of year	$11,008,922	$9,265,353

Plan's Funded Status And Amounts Recognized In Balance Sheet

	2014	2013
Accumulated benefit obligation at end of year	$9,684,899	$6,737,531
Effect of future compensation increases and scheduled benefit adjustment	2,302,589	1,940,663
Projected benefit obligation at end of year	11,987,488	8,678,194
Fair value of plan assets at end of year	11,008,922	9,265,353
Funded (unfunded) status at end of year	$(978,566)	$587,159

Amounts Recognized In Accumulated Other Comprehensive Loss

	2014	2013
Net loss	$3,642,178	$844,444
Prior service cost	-	17,467
Accumulated other comprehensive loss	$3,642,178	$861,911

Plan's Estimated Future Benefit Payments

Period	Amount
2015	$668,589
2016	850,240
2017	831,922
2018	810,249
2019	783,267
2020 - 2024	3,555,152

Plan's Weighted-Average Asset Allocations By Category

	2014		2013
	Fair Value	%	Fair Value	%
Equity securities	$2,272,943	21%	$3,441,055	37%
Debt securities - corporate issues	8,267,454	75	4,817,000	52
Debt securities - U.S. government issues	334,175	3	931,384	10
Cash (money market, accrued income)	134,350	1	75,914	1
Total	$11,008,922	100%	$9,265,353	100%